WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2023
Warrant Liabilities
WARRANT LIABILITIES

13. WARRANT LIABILITIES

The Company classified the warrants to purchase redeemable convertible preferred shares as warrant liabilities and adjusted the carrying value of the warrant liabilities to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions including the risk-free interest rate, the expected volatility, expected dividend yield and expected term. The risk-free interest rate was based on the U.S. Treasury rate for the expected remaining life of preferred shares warrants. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrant liabilities. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the remaining life of the warrant liabilities.

Series C Warrant

In February 2016, Ronglian Yitong entered into a two-year credit facility with SPD to borrow up to RMB40 million. On September 23, 2016, in connection with the credit facility arrangement, the Company issued a warrant to China Equities HK Limited (“China Equities”), a related party of SPD, to purchase an aggregate of 661,376 shares of the Company’s Series C Redeemable Convertible Preferred Shares at an exercise price of US$0.945 per share. The warrant is exercisable upon issuance and expires on September 23, 2023. At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheet at its estimated fair value and subsequently, at each reporting date, recorded changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss. The fair value of the warrant to purchase 661,376 Series C Redeemable Convertible Preferred Shares is US$384 (equivalent to RMB2,679) as of December 31, 2019 and US$1,479 (equivalent to RMB9,650) as of December 31, 2020.

On March 22, 2021, China Equities exercised the Series C warrants, which entitled China Equities to purchase an aggregate of 664,611 shares of the Company’s Series C Redeemable Convertible Preferred Shares at an exercise price of US$0.9404 per share. China Equities paid the exercise price by surrendering 26,042 Series C Redeemable Convertible Preferred Shares that it would entitle to receive upon a cash exercise of the warrant. Accordingly, by virtue of the cashless exercise of the warrant, the Company issued 638,569 Class A Ordinary Shares to China Equities, with the conversion and redesignation of all series C Redeemable Convertible Preferred Shares into Class A Ordinary Shares on a one-for-one basis after the Company’s consummation of IPO. The fair value of Series C warrant is US$5,958 (equivalent to RMB38,841) at the exercise date.

The fair value of the warrant liability to China Equities HK Limited for purchasing Series C Redeemable Convertible Preferred Shares as of December 31, 2020 and March 22, 2021 are estimated with the following assumptions used:

	December 31, 2020	March 22, 2021
Risk-free rate of return	0.23%	0.38%
Volatility	53%	54%
Expected dividend yield	0%	0%
Fair value of underlying Series C Redeemable Convertible Preferred Shares	3.12	9.91
Expected term	2.7 years	2.5 years

Series F Warrant

On November 13, 2020, the Company agreed to issue a warrant to Novo Investment HK Limited (“Novo Investment”) with the exercise price of US$34,000. Novo Investment may, within six months commencing from the issuance date, subscribe for an aggregate of 11,799,685 Series F Redeemable Convertible Preferred Shares of the Company, par value of US$0.0001 per share, at the exercise price of US$2.8814 per share, subject to adjustment. On January 7, 2021, the Series F warrant was fully exercised with the exercise price of US$34,000 and the Company issued 11,799,685 Series F Redeemable Convertible Preferred Shares to Novo Investment. At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheet at its estimated fair value and subsequently, at each reporting date, recorded changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss.

The fair value of the warrant to purchase 11,799,685 Series F Redeemable Convertible Preferred Shares is US$3,262 (equivalent to RMB21,622) at the issuance date, US$5,809 (RMB37,903) and 5,809 (RMB37,531) as of December 31, 2020 and January 7, 2021 (the exercise date).

The fair value of the warrant liability issued to Novo Investment for purchasing Series F Redeemable Convertible Preferred Shares as of November 13, 2020, December 31, 2020 and January 7, 2021 are estimated with the following assumptions used:

	November 13, 2020	December 31, 2020 and January 7, 2021
Risk-free rate of return	0.22%	0.19%
Volatility	50%	50%
Expected dividend yield	0%	0%
Fair value of underlying Series F Redeemable Convertible Preferred Shares	2.62	3.12
Expected term	0.5 year	0.36 years